Cover	Mar. 12, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 16, 2026, pursuant to the terms of a business combination agreement, dated May 27, 2025, as amended, the business combination (the “Business Combination”) by and among BlockchAIn Digital Infrastructure, Inc., a Delaware corporation (the “Company”, or “BlockchAIn”), Signing Day Sports, Inc., a Delaware corporation (“Signing Day Sports”), One Blockchain LLC (“One Blockchain”), a Delaware limited liability company, BCDI Merger Sub I Inc., a Delaware corporation and a wholly owned subsidiary of the Company, and BCDI Merger Sub II LLC, a Delaware limited liability company and a wholly owned subsidiary of the Company, closed. On March 18, 2026, the Company filed a Current Report on Form 8-K (the “Original Form 8-K”) reporting, among other items, the consummation of the Business Combination. This Amendment No 1 on Form 8-K amends the Original Form 8-K to provide the audited financial statements of Signing Day Sports and proforma financial information required by Items 9.01(b) of Form 8-K, respectively. Other than as disclosed, this filing does not update, amend, or modify any information, statement or disclosure contained in or filed with the Original Form 8-K. Capitalized terms used but not defined herein shall have the respective meanings assigned thereto in the Original Form 8-K.
Document Period End Date	Mar. 12, 2026
Entity File Number	001-43194
Entity Registrant Name	BLOCKCHAIN DIGITAL INFRASTRUCTURE, INC.
Entity Central Index Key	0002070542
Entity Tax Identification Number	39-2631241
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1540 Broadway
Entity Address, Address Line Two	Ste 1010
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	493-2993
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	AIB
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false